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                  CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
                                125 High Street
                          Boston, Massachusetts 02110



                               December 6, 1999


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: CypressTree Senior Floating Rate Fund, Inc. (CIK #0001042805) File Nos. 333-91129 and 811-08309

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement of the Fund on Form N-2, which was filed electronically with the Securities and Exchange Commission on November 17, 1999 (accession number 0001021408-99-002062).

                                       Sincerely,


                                       /s/ John I. Fitzgerald
                                       -------------------------------
                                       John I. Fitzgerald
                                       Secretary